SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

NOTE 21 — SEGMENT INFORMATION AND REVENUE ANALYSIS

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company’s long-lived assets are all located in China, and the amount of long-lived assets attributable to any individual other country is not material.

The following table presents the Company’s revenue disaggregated by geographic region based on the location of customers for the years ended December 31, 2025, 2024 and 2023:

	For the years ended
	December 31,
	2025	2024	2023
PRC	$13,495,375	36,184,886	31,457,908
Hong Kong	7,988,415	—	—
United States	938,745	852,222	—
Malaysia	106,002	—	—
Nepal	8,479	—	—
Total	$22,537,016	$37,037,108	$31,457,908

The following table presents the summary information for the only one reporting segment:

	Year Ended December 31,
	2025	2024	2023
	US$	US$	US$
Revenues	$22,537,016	$37,037,108	$31,457,908
Cost of revenues	(3,653,278)	(4,383,363)	(4,227,409)
Gross profit	18,883,738	32,653,745	27,230,499
Operating expenses:
Selling and marketing expenses	(10,264,507)	(4,061,116)	(2,547,000)
General and administrative expenses	(14,119,024)	(7,103,226)	(8,546,880)
Research and development expenses	(20,131,012)	(6,174,365)	(4,274,894)
Total operating expenses	(44,514,543)	(17,338,707)	(15,368,774)
Income/(loss) from operations	(25,630,805)	15,315,038	11,861,725
Interest expense	(737,671)	(576,752)	(285,833)
Interest income	301	393	1,562
Subsidy income	93,394	266	791,959
Other expenses, net	(100,195)	(651,657)	(10,211)
Income/(loss) before income tax	(26,374,976)	14,087,288	12,359,202

The Company has disclosed the type of revenue by type of customers as follows.

	For the years ended
	December 31,
	2025	2024	2023
Distributors	$18,407,591	$17,220,009	$14,995,701
Direct customers(1)	4,129,425	19,817,099	16,462,207
Total	$22,537,016	$37,037,108	$31,457,908
(1)	Revenue from direct customers include revenue from sales of medical devices to hospitals (i.e. directly or through deliverers).

Timing of revenue recognition

	For the years ended
	December 31,
	2025	2024	2023
At a point of time	$22,537,016	$37,037,108	$31,457,908

Furthermore, the Company has disclosed revenue by major product type as follows:

	For the years ended
	December 31,
	2025	2024	2023
MWA devices	$22,537,016	$37,027,277	$30,940,383
– MWA needles	17,214,751	33,826,455	26,278,169
– MWA therapeutic apparatus	5,322,265	3,200,822	4,662,214
Other medical devices	—	9,831	517,525
Total	$22,537,016	$37,037,108	$31,457,908